INVENTORIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 12,785,087	$ 2,739,029
Work-in-progress	144,158	72,228
Finished goods	5,821,525	6,995,787
Inventories	$ 18,750,770	$ 9,807,044